Investments in Unconsolidated Subsidiaries and Affiliates	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates	Investments in Unconsolidated Subsidiaries and Affiliates
A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(in millions)
Equity method	$513	$523
Cost method	118	3
Total	$631	$526

On September 3, 2019, CNH Industrial announced a strategic and exclusive Heavy-Duty Truck partnership with Nikola Corporation, a U.S. based leader in fuel cell truck technology. In this context, CNH Industrial made an initial subscription to Nikola's share capital (approximately 2.5% shareholding) through a cash contribution of $50 million and an in-kind contribution of $50 million, granting Nikola access to certain Iveco technology (reported as revenue). The investment in Nikola is accounted for using the cost method and is expected to grow to reflect an additional $150 million of contributions ($50 million of cash and $100 million in services).
A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For The Years Ended December 31,
	2019	2018	2017
	(in millions)
Net revenue	$2,480	$2,875	$3,273
Income before taxes	$71	$150	$265
Net income	$29	$109	$198

	As of December 31,
	2019	2018
	(in millions)
Total Assets	$7,709	$7,789
Total Liabilities	$6,611	$6,662
Total Equity	$1,098	$1,127

The investees included in these tables primarily consists of Al Ghazi Tractors Ltd. (43.2% ownership), Turk Traktor re Ziraat Makineteri A.S. (37.5% ownership), New Holland HFT Japan Inc. (50.0% ownership), CNH de Mexico S.A. de C.V. (50.0% ownership), CNH Industrial Capital Europe S.A.S. (49.9% ownership), Naveco (Nanjing Iveco Motor Co.) Ltd (50.0% ownership), SAIC Iveco Commercial Vehicle Investment Company Limited (50.0% ownership) and Transolver Finance Establecimiento Financiero de Credito S.A. (49.0% ownership).